UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/ Anthony M. Gallo, Jr.         Garden City, NY            05/13/05
    _________________________     _______________________     ______________
          [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:       $182,631 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                        --------  ----------  ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                  TITLE                  VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                  OF CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  --------  -----------  --------  --------  -------- ----  ---------- -------- ---------  ------ ----

Advanced Auto Parts Inc         COM        00751Y106     8,736     200,000  SH             Sole                 200,000
Apple Computer Inc              COM        037833100     4,829      75,000  SH             Sole                  75,000
Aztar Corp                      COM        054802103     5,238     150,000  SH             Sole                 150,000
Bank of America Corporation     COM        060505104     9,398     200,002  SH             Sole                 200,002
Best Buy Inc                    COM        086516101     8,913     150,000  SH             Sole                 150,000
Best Buy Inc                    COM        086516101     1,300       1,000          Call   Sole
Bank New York Inc               COM        064057102     4,178     125,000  SH             Sole                 125,000
Circuit City Store Inc          COM        172737108     1,375       2,500          Call   Sole
Church & Dwight Inc             COM        171340102     1,681      50,000  SH             Sole                  50,000
Charming Shoppes Inc            COM        161133103     1,171     125,000  SH             Sole                 125,000
Charter Communications Inc      CL A       16117M107     1,120     500,000  SH             Sole                 500,000
Comcast Corp New                CL A       20030N101     9,152     275,000  SH             Sole                 275,000
Convera Corp                    CL A       211919105       186      40,000  SH             Sole                  40,000
CVS Corp                        COM        126650100    10,141     225,000  SH             Sole                 225,000
Dominos Pizza Inc               COM        25754A201     1,335      75,000  SH             Sole                  75,000
Foot Locker Inc                 COM        344849104     6,059     225,000  SH             Sole                 225,000
Sprint Corp                     COM FON    852061100     3,728     150,000  SH             Sole                 150,000
Gap Inc Del                     COM        364760108     3,168     150,000  SH             Sole                 150,000
Home Depot Inc                  COM        437076102     8,548     200,000  SH             Sole                 200,000
Harrahs Entmt Inc               COM        413619107     3,345      50,000  SH             Sole                  50,000
Hilton Hotels Corp              COM        432848109     9,096     400,000  SH             Sole                 400,000
JPMorgan & Chase & Co           COM        46625H100     7,802     200,000  SH             Sole                 200,000
Lions Gate Entmt Corp           COM NEW    535919203     2,390     225,000  SH             Sole                 225,000
La Quinta Corp                  Paired CTF 50419U202     1,364     150,000  SH             Sole                 150,000
Mandalay Resort Group           COM        562567107     1,796      25,500  SH             Sole                  25,500
McDonalds Corp                  COM        580135101     5,931     185,000  SH             Sole                 185,000
Magna Entmt Corp                CL A       559211107     1,204     200,000  SH             Sole                 200,000
MGM Mirage                      COM        552953101     7,274     100,000  SH             Sole                 100,000
News Corp Ltd                   SP ADR PFD 652487802     4,665     250,000  SH             Sole                 250,000
Pepsico Inc                     COM        713448108     9,135     175,000  SH             Sole                 175,000
Playtex Prods Inc               COM        72813P100     2,397     300,000  SH             Sole                 300,000
Revlon Inc                      CL A       761525500     1,438     625,000  SH             Sole                 625,000
Radioshack Corp                 COM        750438103     8,549     260,000  SH             Sole                 260,000
Sears Roebuck & Co              COM        812387108        10         500          Call   Sole
Spanish Broadcasting Sys Inc    CL A       846425882     4,224     400,000  SH             Sole                 400,000
Toys R Us Inc                   COM        892335100     6,141     300,000  SH             Sole                 300,000
Time Warner Inc                 COM        887317105     9,725     500,000  SH             Sole                 500,000
Wendys Intl Inc                 COM        950590109     5,889     150,000  SH             Sole                 150,000

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